Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets other than goodwill [abstract]
Disclosure of Reconciliation of Changes in Intangible Assets

in CHF thousands	IT software
2021
Cost
At January 1, 2021	1,530
Additions	374
Disposals
At December 31, 2021	1,904
Accumulated amortization
At January 1, 2021	(1,183)
Amortization charge for the year	(391)
Disposals	—
At December 31, 2021	(1,574)
Carrying amount at December 31, 2021	331

in CHF thousands	IT software
2020
Cost
At January 1, 2020	1,471
Additions	232
Disposals	(173)
At December 31, 2020	1,530
Accumulated amortization
At January 1, 2020	(699)
Amortization charge for the year	(657)
Disposals	173
At December 31, 2020	(1,183)
Carrying amount at December 31, 2020	347